UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-01920


                                  Stralem Fund
               (Exact name of registrant as specified in charter)


                 645 Madison Ave, 13th floor, New York NY 10022
               (Address of principal executive offices) (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-888-8123

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. REPORTS TO STOCKHOLDERS.

                                  STRALEM FUND

                              Stralem BALANCED Fund
                               Stralem Equity Fund


                              FINANCIAL STATEMENTS

                                  JUNE 30, 2004

                                   (unaudited)

STRALEM FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004
(unaudited)


                                                                                                               Stralem
                                                                                         Stralem Balanced      Equity
                                                                                               Fund             Fund
-------------------------------------------------------------------------------        ------------------    -----------
ASSETS
Investments, at market value
   Common stocks                                                                       $     29,928,505    $   38,027,952
   United States Government obligations                                                      31,654,273                 -
   Money market mutual funds                                                                  1,393,071         2,488,791
                                                                                       ----------------    --------------
                                                                                             62,975,849        40,516,743


Receivable for shares sold                                                                            -            23,869
Interest and dividends receivable                                                                211,471           59,558
Cash and other                                                                                    12,274            9,494
                                                                                       ----------------    --------------


                                                                                             63,199,594        40,609,664
\                                                                                       ----------------    --------------

LIABILITIES
   Covered call options written, at market value                                                     -             33,000
                                                                                       -
   Payable for shares reacquired                                                                  2,703            12,910
   Accrued expenses                                                                             172,133           166,653
                                                                                       ----------------    --------------
                                                                                                174,836           212,563
                                                                                       ----------------    --------------

Net assets applicable to outstanding shares of beneficial interest                     $     63,024,758    $   40,397,101
                                                                                       ================    ==============

Net asset value per share - based on 4,542,166.096 shares (Stralem
Balanced Fund) and 427,144.684 shares (Stralem Equity Fund)
of beneficial interest outstanding
(offering price and redemption price)                                                         $13.88             $94.57
                                                                                              ======             ======

See notes to financial statements

STRALEM BALANCED FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2004
(unaudited)

       Number of
   Shares/Face Value                                                                                         Market Value
   -----------------                                                                                   ---------------------
                          Common stocks (47.52%):
                             Computer Software and Service (2.55%):
     56,200                     Microsoft Corp.                                                            $      1,605,072
                             Health Care Plans (3.84%):
     38,900                     UnitedHealth Group, Inc                                                           2,421,525
                             Home Appliance (4.02%):
     36,900                     Whirlpool Corp.                                                                   2,531,340
                             Information Technology Services (2.74%):
    *37,200                     Computer Sciences Corp                                                            1,727,196
                             Insurance (11.06%):
     33,400                     American International Group                                                      2,380,752
     37,700                     Loews Corporation                                                                 2,260,492
     40,700                     MBIA, Inc.                                                                        2,324,784
                             Medical Supplies (2.55%):
    *19,400                     Boston Scientific Corp                                                              830,320
     15,900                     Medtronic Inc.                                                                      774,648
                             Pharmaceuticals (6.61%):
     29,500                     Abbott Laboratories                                                               1,202,420
     27,200                     Johnson & Johnson                                                                 1,515,040
     42,200                     Pfizer Incorporated                                                               1,446,616
                             Restaurants (3.60%):
     87,100                     McDonald's Corporation                                                            2,264,600
                             Retail Building Supplies (7.99%):
     69,500                     Home Depot, Inc                                                                   2,446,400
     49,200                     Lowes Companies, Inc                                                              2,585,460
                             Semiconductor (2.56%):
     58,400                     Intel Corp.                                                                       1,611,840
                                                                                                              -------------

                                                                                                                 29,928,505
                                                                                                              -------------

                          United States Government obligations (50.27%):
                             Treasury bonds and notes (45.51%):
   $  2,000,000                 February 15, 2006; 5.625%                                                         2,101,875
   $  2,000,000                 May 15, 2008: 2.625%                                                              1,940,000
   $ 13,000,000                 May 15, 2009; 5.5%                                                               14,023,750
   $  8,000,000                 May 15, 2013: 3.625%                                                              7,505,000
   $  2,500,000                 November 15, 2016; 7.5%                                                           3,089,063

                             Treasury bills (4.76%):
   $  3,000,000                 August 26, 2004                                                                   2,994,585
                                                                                                        -------------------

                                                                                                                 31,654,273
                                                                                                        -------------------
                           Money market mutual funds (2.21%):
                                   Cortland General Money Market Fund                                             1,393,071
                                                                                                        -------------------

                          Total Portfolio (cost $54,422,817)                                               $    62,975,849
                                                                                                        ===================

     *Nonincome producing

See notes to financial statements

STRALEM EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2004
(unaudited)


       Number of
         Shares                                                                                               Market Value
   -----------------                                                                                   --------------------
                          Common stocks (93.86%):
                             Computer Software and Service (2.57%):
         36,500                 Microsoft Corp.                                                        $          1,042,440
                             Electric Utility (Central) (3.13%):
         29,500                 Ameren Corp.                                                                      1,267,320
                             Electric Utility (East) (9.96%):
         34,200                 Consolidated Edison, Inc.                                                         1,359,792
         30,100                 Progress Energy, Inc                                                              1,325,905
         46,300                 Southern Co.                                                                      1,349,645
                             Food (4.53%):
         79,800                 Sara Lee Corporation                                                              1,834,602
                             Gas Utilities (3.43%):
         37,900                 KeySpan Corporation                                                               1,390,930
                              Health Care Plans (3.61%):
         23,500                 UnitedHealth Group, Inc                                                           1,462,875
                             Home Appliance (3.78%):
         22,300                 Whirlpool Corp.                                                                   1,529,780
                              Information Technology Services (2.73%)
        *23,800                 Computer Sciences Corp.                                                           1,105,034
                             Insurance (10.94%):
         20,100                 American International Group                                                      1,432,728
         26,000                 Loews Corporation                                                                 1,558,960
         25,200                 MBIA, Inc.                                                                        1,439,424
                             Medical Supplies (2.39%):
        *11,700                 Boston Scientific Corp                                                              500,760
          9,600                 Medtronic Inc.                                                                      467,712
                             Petroleum (18.36%):
         25,400                 Burlington Resources, Inc                                                           918,972
         19,900                 ChevronTexaco Corporation                                                         1,872,789
         35,000                 Kerr-McGee Corporation                                                            1,881,950
         18,200                 Occidental Petroleum Corp.                                                          881,062
         29,600                 Sunoco, Inc                                                                       1,883,152
                             Pharmaceuticals (7.06%):
         23,000                 Abbott Laboratories                                                                 937,480
         17,000                 Johnson & Johnson                                                                   946,900
         28,500                 Pfizer Incorporated                                                                 976,980
                             Restaurants (3.60%)
         56,100                 McDonald's Corporation                                                            1,458,600
                             Retail Building Supplies (7.32%):
         41,900                 Home Depot, Inc                                                                   1,474,880
         28,400                 Lowes Companies, Inc                                                              1,492,420
                             Semiconductor (2.40%):
         35,300                 Intel Corp.                                                                         974,280
                             Tobacco (3.45%):
         27,900                 Altria Group, Inc                                                                 1,396,395
                             Thrift (4.60%):
         29,450                 Federal Home Loan Mortgage Corp.                                                  1,864,185
                                                                                                       --------------------
                                                                                                                 38,027,952
                                                                                                       --------------------
                          Money market mutual funds (6.14%):
                                Cortland General Money Market Fund                                                2,488,791
                                                                                                       --------------------

                          Total Portfolio (cost $37,391,417)                                           $         40,516,743
                                                                                                       ====================

* Nonincome producing

See notes to financial statements

STRALEM EQUITY FUND
--------------------------------------------------------------------------------

COVERED CALL OPTIONS WRITTEN
June 30, 2004
(unaudited)

Shares Subject
To Call                                                                                                        Market Value
------------------------                                                                                      -------------
                          Common stock/Expiration Date/Exercise Price:
         15,000              Federal Home Loan Mortgage Corp. October 2004 $65
                                (premium received $29,479)                                                  $        33,000
                                                                                                            ===============



See notes to financial statements

STRALEM FUND
-------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2004
(unaudited)

                                                                                                                 Stralem
                                                                                         Stralem Balanced        Equity
                                                                                              Fund                Fund
                                                                                        -----------------    -------------
Investment income:
   Interest                                                                            $        687,317    $        3,182
   Dividends                                                                                    183,893           447,010
                                                                                       ----------------     -------------

                                                                                                871,210           450,192
                                                                                       ----------------     -------------

Expenses:
   Investment advisory                                                                          300,240           281,107
   Legal fees                                                                                    31,020            31,020
   Auditing fees                                                                                 12,740            12,740
   Administration expenses                                                                       12,431            19,110
   Directors' fees                                                                                  746               746
   Taxes                                                                                          3,276             1,092
   Miscellaneous                                                                                  4,669             4,374
                                                                                       ----------------    --------------

                                                                                                365,122           350,189
                                                                                       ----------------    --------------

Net investment income                                                                           506,088           100,003
                                                                                       ----------------    --------------

Net realized gain from security transactions                                                  4,228,975           911,749
Net (decrease) increase in unrealized appreciation of investments                            (4,820,617)          228,593
                                                                                       -----------------   --------------

Net (loss) gain on investments                                                                 (591,642)        1,140,342
                                                                                       -----------------    -------------

Net (decrease) increase in net assets resulting from operations                        $        (85,554)   $    1,240,345
                                                                                       =================   ==============

See notes to financial statements

STRALEM FUND
--------------------------------------------------------------------------------

Statements OF Changes in Net Assets

                                                               Stralem Balanced Fund                  Stralem Equity Fund
                                                           -----------------------------        ---------------------------------
                                                           Six Months                            Six Months
                                                             Ended                                 Ended
                                                            June 30,         Year Ended           June 30,          ,Year Ended
                                                              2004           December 31            2004            December 31
                                                          (unaudited)           2003            (unaudited)             2003
                                                          -------------   --------------     ---------------      ---------------
Operations:
   Net investment income                                        506,088   $     1,022,049    $       100,003     $       236,273
   Net realized gain (loss) from security transactions        4,228,975         1,682,663            911,749          (1,586,380)
   Net (decrease) increase in unrealized appreciation of
         investments                                         (4,820,617)        2,956,996            228,593            6,527,336
                                                         ---------------  ---------------    ---------------     ----------------

                                                                (85,554)        5,661,708          1,240,345           5,177,229
                                                         ---------------  ---------------    ---------------     ---------------

Distributions to shareholders:
   Investment income                                                  -          (998,647)                 -            (229,557)
   Realized gains                                                     -        (1,682,663)                 -                   -
                                                         --------------   ---------------    ---------------     ---------------
                                                                      -        (2,681,310)                 -            (229,557)
                                                         --------------   ---------------    ---------------     ----------------
Capital share transactions:
   Proceeds from shares sold                                  9,213,745        11,326,936          7,008,292           4,729,889
   Proceeds from reinvestments of dividends                   2,029,521         1,004,292            188,103             285,330
   Cost of shares redeemed                                   (2,894,040)       (6,406,840)          (324,031)         (4,187,292)
                                                         ---------------  ---------------    ---------------     ---------------
                                                              8,349,226         5,924,388          6,872,364             827,927
                                                         --------------   ---------------    ---------------     ---------------

Increase in net assets                                        8,263,672         8,904,786          8,112,709           5,775,599
Net assets at January 1                                      54,761,086        45,856,300         32,284,392          26,508,793
                                                         --------------   ---------------    ---------------     ---------------

Net assets at end of period                                  63,024,758   $    54,761,086    $    40,397,101     $    32,284,392
                                                         ==============   ===============    ===============     ===============
Accumulated undistributed net investment
   income (loss) at end of period                               772,927   $       266,839    $        96,221     $        (3,782)
                                                         ==============   ===============    ===============     ===============

Number of Trust Shares:
   Sold                                                     658,993.258           826,235         75,377.471              56,902
   Issued on reinvestment of dividends                      147,280.218            76,314          2,066.843               3,585
   Redeemed                                                 207,210.380)         (452,997)        (3,464.630)            (49,831)
                                                           ------------     -------------    ---------------    ----------------

   Net increase in shares outstanding                       599,063.096           449,552         73,979.684               10,656
                                                          =============    ==============    ===============      ===============

See notes to financial statements

STRALEM FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(unaudited)


NOTE A - ORGANIZATION

Stralem Balanced Fund (the "Fund") and Stralem Equity Fund (the "Equity Fund") are separate operating series of Stralem Fund (the "Trust"), a Delaware business trust formed under the laws of the State of Delaware with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest. The Fund's investment objective is to realize both income and capital appreciation to maximize total return. The Equity Fund's investment objective is long-term capital appreciation. The Equity Fund commenced operations on January 18, 2000. Prior to March 26, 2003, Stralem Balanced Fund was known as Stralem Fund.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

[1]   Security valuation:

      Investments in securities traded on a national exchange are valued at the last reported sales price on the last business day of the period. Securities traded over-the-counter are valued on the basis of the average of the last reported bid prices. United States Treasury bonds and notes are valued at the mean between the last reported bid and asked prices. United States Treasury bills (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value. Call options written are valued at the last reported sales price of the day; if there are no trades in any business day, then they are valued at the average of the last reported bid and asked prices.

[2]   Federal income taxes:

      Each Fund intends to qualify as a regulated investment company as defined under the Internal Revenue Code and intends to distribute to its shareholders substantially all of its taxable income and capital gains. Therefore only nominal income tax provisions are required.

[3]   Use of estimates:

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

[4]   Other:

      Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Dividends to shareholders are recorded on the ex-dividend date.

      When an option is written, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments.

      Distributions to shareholders presented in the Statement of Changes in Net Assets represent their tax character.

STRALEM FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(unaudited)

NOTE C - COVERED CALL OPTIONS WRITTEN

Transactions in options written during the six months ended June 30, 2004, were as follows:

                                               Stralem Balanced Fund            Stralem Equity Fund
                                              ------------------------       ------------------------
                                              Number of       Premiums       Number of       Premiums
                                              Contracts       Received       Contracts       Received
                                              ---------       --------       ---------       ---------
       Options outstanding at                       0        $      0              0        $       0
          December 31, 2003

       Options written                             190         21,997            270           43,358
       Options terminated in closing
          purchase transactions                   (190)       (21,997)          (120)         (13,879)
       Options expired                               0              0              0                0
                                              --------       --------       ---------       ---------

       Options outstanding at
          June 30, 2004                              0      $       0            150        $  29,479
                                             =========     ==========         ======       ===========


NOTE D - RELATED PARTY TRANSACTIONS

The Balanced Fund has an investment advisory contract with Stralem & Company Incorporated (the "Investment Advisor") that provides for a quarterly fee of .25 of 1% (equivalent to approximately 1% annually) of the average weekly net asset value of the Balanced Fund for the first $50,000,000 of net asset value, decreasing to a quarterly rate of .1875 of 1% for the next $50,000,000 and .125 of 1% thereafter (equivalent to approximately .75 of 1% and .50 of 1%, respectively, annually). In addition, the Balanced Fund reimburses the Investment Advisor for its expenses attributable to the administration of the Balanced Fund, including a proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Balanced Fund. Such reimbursement is limited by the contract to $25,000 per annum. Included in accrued expenses at June 30, 2004 is $150,364 for investment advisory fees. The Investment Advisor also acts as broker-dealer to the Balanced Fund. The Balanced Fund places all of its brokerage transactions with the Investment Advisor who in turn, executes these transactions with Pershing LLC (formerly BNY Clearing Services, LLC), the Trust's custodian. During the six months ended June 30, 2004 the Balanced Fund's brokerage commissions amounted to approximately $51,000 of which approximately $12,000 was paid to Pershing LLC.

The Equity Fund has an investment advisory contract with the Investment Advisor that provides for a quarterly fee of .375 of 1% (equivalent to approximately 1.50% annually) of the average weekly net asset value of the Equity Fund for the first $100,000,000 of net asset value, decreasing to a quarterly rate of .3125 of 1% for the next $100,000,000 and .25 of 1% thereafter (equivalent to approximately 1.25% and 1%, respectively, annually). In addition, the Equity Fund reimburses the Investment Advisor for its expenses attributable to the administration of the Equity Fund, including a proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Equity Fund. Included in accrued expenses at June 30, 2004 are $146,335 for investment advisory fees and $4,909 for administration expenses. The Investment Advisor also acts as broker-dealer to the Equity Fund. The Equity Fund places all of its brokerage transactions with the Investment Advisor who in turn, executes these transactions with Pershing LLC (formerly BNY Clearing Services, LLC), the Trust's custodian. During the six months ended June 30, 2004, the Equity Fund's brokerage commissions amounted to approximately $37,000 of which approximately $17,000 was paid to Pershing LLC.

Certain officers and a trustee of the Trust are also officers of the Investment Advisor.

STRALEM FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2004
(unaudited)

NOTE E - INVESTMENT TRANSACTIONS

                                                                            Stralem Balanced   Stralem Equity
                                                                                  Fund              Fund
                                                                            ----------------   --------------
[1]     Gross unrealized appreciation at June 30, 2004                     $    9,074,266    $      4,174,639
        Gross unrealized (depreciation) at June 30, 2004                         (521,234)         (1,052,834)
                                                                            ----------------   --------------

        Net unrealized appreciation                                        $    8,553,032    $      3,121,805
                                                                            ===============   ================

[2]
           Purchases*                                                         $12,305,320         $15,520,162
           Sales*                                                              15,263,544          9,808,268

         *Excluding short-term securities


NOTE F - FEDERAL TAX INFORMATION

At December 31, 2003 the Equity Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

         Expiring
     December 31,                                                    Amount

           2008                                                 $       784,034
           2009                                                         302,527
           2010                                                       4,116,386
           2011                                                       1,586,380
                                                                ---------------

                                                                $     6,789,327
                                                                ===============

STRALEM FUND
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
(for a share outstanding throughout the period)



                                                             Stralem Balanced Fund              Stralem Equity Fund
                                                         ---------------------------       ----------------------------
                                                           Six Months                      Six Months
                                                              Ended        Year Ended         Ended           Year Ended
                                                            June 30,       December 31,     June 30,          December 31,
                                                              2004            2003            2004               2003
                                                          ----------      ------------   ----------        ------------
                                                         (unaudited)                       (unaudited)


Net asset value, beginning of period                      $    13.89      $      13.13    $   91.41        $      77.40
                                                          ----------      ------------   ----------        ------------

(Loss) Income from investment operations:
   Net investment income                                         .10               .43          .24                 .67
   Net (losses) or gains on securities                          (.11)             1.01         2.92               13.99
                                                         ------------    -------------  -----------       -------------

Total from investment (loss) income                             (.01)             1.44         3.16               14.66
                                                         -------------   -------------  -----------       -------------

Less distributions:
   Dividends from net investment income                            -              (.43)          -                 (.65)
   Distributions from capital gains                                -              (.25)          -                    -
                                                         -----------     -------------- ----------        --------------

Total distributions                                                -              (.68)          -                 (.65)
                                                         -----------     -------------- ----------        --------------

Net asset value, end of period                            $    13.88      $      13.89   $    94.57        $      91.41
                                                          ==========      ============   ==========        =============

Total return                                                  (0.07)%       11.01%            3.46%               18.94%

Ratios/supplemental data:
   Net assets, end of period (in thousands)                  $63,025       $ 54,761          $40,397       $     32,284
   Ratio of expenses to average net assets                   1.17% **       1.25%            1.88% **              2.00%
   Ratio of net investment income to average
      net assets                                             1.62% **       1.90%             .54% **               .81%
   Portfolio turnover rate                                  43.00% **      21.00%           58.00% **             25.00%
 %

** Annualized

Note: The returns shown do not reflect the deduction for taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.



See notes to financial statements

                                  STRALEM FUND

                                    OFFICERS

                         Philippe E. Baumann, President
                        Philippe Labaune, Vice President
                          Adam Abelson, Vice President
                   Hirschel B. Abelson, Secretary & Treasurer
                  Joann Paccione, Assistant Treasurer/Secretary

                                    Trustees

                               Philippe E. Baumann
                               Kenneth D. Pearlman
                                Michael T. Rubin
                                 Jean Paul Ruff

                               Investment Adviser

                         Stralem & Company, Incorporated
                               645 Madison Avenue
                               New York, NY 10022

                                     Office

                               645 Madison Avenue
                               New York, NY 10022
                            Telephone (212) 888-8123
                               Fax (212) 888-8152



This report is prepared for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which describes the Fund's objectives, risks, policies, expenses and other important information. Investors are advised to read the prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. Portfolios can suffer losses as well as gains.

A description of Stralem Fund's proxy voting policies and procedures is available, without charge, upon request by calling Stralem toll-free at 212-888-8123 or on the SEC's website at http://www.sec.gov. Starting in August 2004, each Fund's proxy voting record for the one-year period ending each June 30th will be available from the SEC's website at www.sec.gov or upon request by calling Stralem.

Commencing with the third quarter of 2004, each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the SEC's website at http://www.sec.gov or will be available upon request, without charge, by calling Stralem toll-free at 212-888-8123.

Item 2. CODE OF ETHICS.

      Not applicable in semi-annual reports.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable in semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable in semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      The Registrant has a separately-designated Audit Committee whose members are Kenneth Pearlman, Jean Paul Ruff and Michael Rubin, all independent Trustees.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not Applicable.

ITEM 8. [Reserved]

ITEM 9. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS

      (a)(1)  Not applicable in semi-annual report.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

              Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stralem Fund


By (Signature and Title) /s/ Philippe E. Baumann
                         --------------------------------------
                         Philippe E. Baumann, President
                         (Principal Executive Officer)

Date  July 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/  Hirschel B. Abelson
                        -------------------------------
                        Hirschel B. Abelson
                        (Principal Financial Officer)

Date  July 27, 2004

                                  CERTIFICATION

      Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 I, Philippe E. Baumann, certify that:

1. I have reviewed this report on Form N-CSR of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets,of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report(the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: July 27, 2004



/s/ Philippe E. Baumann
-------------------------
Philippe E. Baumann
Principal Executive Officer

                                  CERTIFICATION

      Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 I, Hirschel B. Abelson, certify that:

1. I have reviewed this report on Form N-CSR of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets,of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report(the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: July 27, 2004



/s/ Hirschel B. Abelson
-----------------------
Hirschel B. Abelson
Principal Financial Officer

                                  CERTIFICATION
                             Pursuant to Section 906
                        of the Sarbanes-Oxley Act of 2002


      The undersigned, the President of Stralem Fund (the "Funds"), with respect to the Form N-CSR for the period ended June 30, 2004 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.
Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

      1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

      2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.


Dated:   July 27, 2004



                                    /s/ Philippe E. Baumann
                                    -----------------------
                                    Philippe E. Baumann
                                    Principal Executive Officer

                                  CERTIFICATION
                             Pursuant to Section 906
                        of the Sarbanes-Oxley Act of 2002


      The undersigned, the Chief Financial Officer of Stralem Fund(the "Funds"), with respect to the Form N-CSR for the period ended June 30, 2004 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.
Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

      1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

      2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.


Dated:   July 27, 2004


                                  /s/ Hirschel B. Abelson
                                  ------------------------
                                  Hirschel B. Abelson
                                  Principal Financial Officer